Major Customers (Details) (Sales [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer One [Member]
Revenue, Major Customer [Line Items]
Percentage of sales	19.00%	21.00%
Customer Two [Member]
Revenue, Major Customer [Line Items]
Percentage of sales	12.00%	11.00%